COSTS OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
COSTS OF SALES
Schedule of Costs of Sales

	Year Ended December 31,
	2023	2022	2021
Direct costs of sales	(22,624)	(19,814)	(16,199)
Indirect costs of sales	(13,388)	(11,102)	(9,443)
Total costs of sales	(36,012)	(30,916)	(25,643)